Share Capital and Reserves (Tables)	12 Months Ended
Jun. 30, 2026
Share Capital and Reserves [Abstract]
Schedule of Warrant Activity
A summary of the Company’s warrant activity and related information for the years ended June 30, 2026 and 2025 follows:

	Number of Shares Under Warrants	Weighted Average Exercise Price
Balance as at July 1, 2024	544,280	$21.20
Granted	4,031,630	1.28
Exercised	(34,700)	—
Expired/Cancelled	—	—

Balance as at June 30, 2025	4,541,210	3.90
Warrants Granted	—	—
Exercised	(3,959,699)	0.4056
Expired/Cancelled	—	—

Warrants Outstanding at June 30, 2026	581,512	$12.03

Warrants Exercisable at June 30, 2026	581,512	$12.03

Schedule of Black-Scholes Model to Value the Modification of Warrants Issued
The assumptions used in the Black-Scholes model to value the new warrants issued during the years ended June 30, 2025, are set forth in the table immediately below. There were no new warrants issued during the year ended June 30, 2026.

June 30, 2025
Exercise price	$2.44 – 3.20
Risk-free interest rate	3.68%
Volatility	142%
Expected life (years)	1.5
Dividend yield	$0%

The assumptions used in the Black-Scholes model to value the modification of warrants issued during the year ended June 30, 2026 and 2025, are set forth in the table immediately below.

June 30, 2026
Exercise price	$2.44 – 82.50
Risk-free interest rate	3.71 – 4.14%
Volatility	156%
Expected life (years)	3.01 – 0.67
Dividend yield	$0%

June 30, 2025
Exercise price	$2.44 – 16.60
Risk-free interest rate	3.68%
Volatility	133%
Expected life (years)	3.83
Dividend yield	$0%